BlackRock Equity Dividend Fund

(the “Fund”)

Supplement dated June 3, 2014

to the Prospectus and Statement of Additional Information,
each dated November 27, 2013, as amended April 9, 2014

Effective June 1, 2014, the Fund’s Prospectus and Statement of Additional Information are amended to reflect updated management fee breakpoints, as set forth below.

The fourth paragraph in the section of the Prospectus entitled “Management of the Fund — BlackRock” is deleted and replaced with the following:

The annual management fees payable to BlackRock (as a percentage of average daily net assets) are as follows:

Average Daily Net Assets	Rate of Management Fee
Not exceeding $8 billion	0.60%
In excess of $8 billion but not more than $10 billion	0.56%
In excess of $10 billion but not more than $12 billion	0.54%
In excess of $12 billion but not more than $17 billion	0.52%
In excess of $17 billion but not more than $25 billion	0.51%
In excess of $25 billion but not more than $30 billion	0.50%
In excess of $30 billion but not more than $40 billion	0.49%
In excess of $40 billion	0.48%

The first paragraph and the table immediately below the first paragraph in the section of the Statement of Additional Information entitled “Management and Advisory Arrangements” are deleted and replaced with the following:

Effective June 1, 2014, the Fund has entered into an investment advisory agreement with the Manager (the “Management Agreement”), pursuant to which the Manager receives as compensation for its services to the Fund, a fee with respect to the Fund at the end of each month at the rates described below.

Average Daily Net Assets	Rate of Management Fee
Not exceeding $8 billion	0.60%
In excess of $8 billion but not more than $10 billion	0.56%
In excess of $10 billion but not more than $12 billion	0.54%
In excess of $12 billion but not more than $17 billion	0.52%
In excess of $17 billion but not more than $25 billion	0.51%
In excess of $25 billion but not more than $30 billion	0.50%
In excess of $30 billion but not more than $40 billion	0.49%
In excess of $40 billion	0.48%

For the period June 1, 2012 to May 31, 2014, the Fund paid the Manager a fee at the rates described below.

Average Daily Net Assets	Rate of Management Fee
Not exceeding $8 billion	0.60%
In excess of $8 billion but not more than $10 billion	0.56%
In excess of $10 billion but not more than $12 billion	0.54%
In excess of $12 billion but not more than $17 billion	0.52%
In excess of $17 billion but not more than $25 billion	0.51%
In excess of $25 billion but not more than $35 billion	0.50%
In excess of $35 billion but not more than $50 billion	0.49%
In excess of $50 billion	0.48%

Shareholders should retain this Supplement for future reference.

PR&SAI-10559-0614SUP